INCOME TAXES	12 Months Ended
Oct. 31, 2020
INCOME TAXES

26.	INCOME TAXES

26.1	Income tax expense

The following table reconciles income taxes calculated at combined United States federal/state tax rates with the income tax recovery in the consolidated financial statements:

Year ended October 31,	2020	2019	2018
Income (loss) before income taxes	(2,356,488)	(9,476,934)	(7,509,986)
Effective income tax rate (%)	27.25	27.25	27.60
Expected income tax recovery	(642,143)	(2,582,166)	(2,072,756)
Loss (income) related to entities taxed as partnerships	-	-	1,648,189
Temporary differences related to inventory valuation	(124,590)	(142,025)	(24,262)
Temporary differences related to start-up costs	(196,978)	99,029	-
Temporary differences related to Transaction costs	(1,927,848)	320,709	-
Non-deductible expenses	(248,392)	1,059,283	29,378
Temporary differences related to cost of goods sold	-	172,517	245,410
Unrealized gain on biological assets	-	(134,720)	(149,413)
Share issuance costs	-	(13,457)	-
Losses and other deductions for which no benefit has been recognized	3,139,951	1,220,830	323,454
Income tax expense (recovery)	$-	$-	$-

26.2	Deferred taxes

The temporary differences that give rise to deferred income tax assets and deferred income tax liabilities are presented below:

Deferred Tax Assets as at October 31,	2020	2019
Start up costs	$196,978	$299,259
Inventory	124,590	24,349
Net operating loss carry-forwards	1,369,512	2,307,529
Share issuance costs	-	10,226
IFRS Adjustments	28,254	-
Amortization/Accretion expenses	351,345	-
Transaction costs	919,825	331,164
Technology impairment	429,122	-
Debt restructure	125,953	-
Various derivative and unrealized gain/loss	73,350	-
Gross deferred tax assets before tax not recognized	$3,618,929	$2,972,527
Deferred taxes not recognized	(3,618,929)	(2,972,527)
Net deferred tax assets	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not deductible for accounting purposes until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and transaction costs related to general and administrative expenses and share compensation, and have been offset against deferred income tax liabilities.

As the Company operates in the cannabis industry, it is subject to the limits of United States Internal Revenue Code Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under United States Internal Revenue Code Section 280E.

Federal and Oregon tax laws impose restrictions on net operating loss carryforwards in the event of a change in ownership of the Company, as defined by the United States Internal Revenue Code Section 382. The Company does not believe that a change in ownership, as defined by United States Internal Revenue Code Section 382, has occurred but a formal study has not been completed.